AMENDED AND RESTATED BYLAWS
of
ALLIANZGI ARTIFICIAL INTELLIGENCE
& TECHNOLOGY OPPORTUNITIES
FUND
(Dated as of September 12, 2019)
ARTICLE 1
Agreement and Declaration of Trust and
Principal Office
1.1 Principal Office of the Trust. The Trust
may have one or more principal offices
within or outside of The Commonwealth of
Massachusetts as the Trustees may
determine or as
they may authorize.
1.2 Agreement and Declaration of Trust.
These Bylaws (the "Bylaws") shall be
subject to the Agreement and Declaration of
Trust, as amended or restated from time to
time (the
"Declaration of Trust"), of AllianzGI Artificial
Intelligence & Technology Opportunities
Fund,
the Massachusetts business trust
established by the Declaration of Trust (the
"Trust").
Capitalized terms used in these Bylaws and
not otherwise defined herein shall have the
meanings
given to such terms in the Declaration of
Trust.
ARTICLE 2
Meetings of Trustees
2.1 Regular Meetings. Regular meetings of
the Trustees may be held without call or
notice at such places and at such times as
the Trustees may from time to time
determine,
provided that notice of the first regular
meeting following any such determination
shall be given
to absent Trustees. A regular meeting of the
Trustees may be held without call or notice
immediately after and at the same place as
an annual meeting of the Shareholders.
2.2 Special Meetings. Special meetings of the
Trustees may be held at any time and
at any place designated in the call of the
meeting when called by the Chairman of the
Trustees,
the President or the Treasurer or by two or
more Trustees, sufficient notice thereof
being given to
each Trustee by the Secretary or an
Assistant Secretary or by the officer or the
Trustees calling
the meeting.
2.3 Notice. It shall be sufficient notice to a
Trustee of a special meeting to send
notice by mail at least forty-eight hours, or by
e-mail, telephone, voice message, telegram,
telex
or telecopy or other electronic means at least
twenty-four hours, before the meeting
addressed to
the Trustee at his or her usual or last known
business or residence address (or facsimile
number
or e-mail address as the case may be) or to
give notice to him or her in person or by
telephone or
voice message at least twenty-four hours
before the meeting. Notice of a meeting need
not be
given to any Trustee if a written waiver of
notice, executed by him or her, before or
after the
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meeting, is filed with the records of the
meeting, or to any Trustee who attends the
meeting
without protesting prior thereto or at its
commencement the lack of notice to him or
her. Neither
notice of a meeting nor a waiver of a notice
need specify the purposes of the meeting.
2.4 Quorum. At any meeting of the Trustees a
majority of the Trustees then in office
shall constitute a quorum. Any meeting may
be adjourned from time to time by a majority
of the
votes cast upon the question, whether or not
a quorum is present, and the meeting may be
held as
adjourned without further notice.
2.5 Methods of Written Consent. Where
action may be taken by the Trustees by
written consent in accordance with the
Declaration of Trust or these Bylaws, a
Trustee's consent
may be evidenced and effected by a paper
instrument with a manual signature, or by an
electronic transmission with an electronic
signature pursuant to means deemed
appropriate by the
Board, which shall include, without limitation,
the electronic consent mechanism provided
through the Diligent Boards web portal
service. A consent may be executed or
evidenced in
multiple counterparts which, taken together,
shall constitute a single instrument. Each
consent
shall be filed with the minutes of the Board
or applicable Committee, and such filings
may be in
either paper or electronic form.
ARTICLE 3
Officers and Chairman of the Trustees
3.1 Enumeration; Qualification. The officers
of the Trust shall be a President, a
Treasurer, a Secretary, a Chief Compliance
Officer and such other officers, if any, as the
Trustees from time to time may in their
discretion elect. The Trust may also have
such agents as
the Trustees from time to time may in their
discretion appoint. Any officer may but need
not be
a Trustee or a Shareholder. Any two or more
offices may be held by the same person.
3.2 Election. The President, the Treasurer,
and the Secretary shall be elected annually
by the Trustees. Other officers, if any, may
be elected or appointed by the Trustees at
the same
meeting at which the President, Treasurer
and Secretary are elected, or at any other
time. If
required by the Investment Company Act of
1940, as amended (the "1940 Act"), the Chief
Compliance Officer shall be elected or
appointed by a majority of the Trustees, as
well as a
majority of the Trustees who are not
Interested Persons of the Trust (the
"Independent
Trustees"), and otherwise in accordance with
Rule 38a-1 (or any successor rule) under the
1940
Act, as such rule may be amended from time
to time ("Rule 38a-1"). Vacancies in any
office
may be filled at any time.
3.3 Tenure. The Chairman of the Trustees, if
one is elected, the President, the
Treasurer, the Secretary and the Chief
Compliance Officer shall hold office until
their respective
successors are chosen and qualified, or in
each case until he or she sooner dies,
resigns, is
removed with or without cause or becomes
disqualified, provided that, if required by the
1940
Act, any removal of the Chief Compliance
Officer shall be in accordance with Rule 38a-
1. Each
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other officer shall hold office and each agent
of the Trust shall retain authority at the pleasure of the Trustees.
3.4 Powers. Subject to the other provisions of these Bylaws, each officer shall have, in addition to the duties and powers herein and set forth in the Declaration of Trust, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the
Trustees may from time to time designate.
3.5 Chairman of the Trustees. There may be an office of the Chairman of the Trustees, which shall serve on behalf of the Trustees, but shall not be an officer of the Trust. The office of the Chairman of the Trustees may be held by more than one person. Any
Chairman of
the Trustees shall be elected by a majority of the Trustees, as well as a majority of the Independent Trustees if required by the 1940
Act. If required by the 1940 Act, any
Chairman of
the Trustees shall be an Independent
Trustee and may, but need not, be a
shareholder. The
powers and the duties of the Chairman of the Trustees shall include any and all such powers and duties relating to the operations of the Trustees as, from time to time, may be conferred upon or assigned to such office by the Trustees or as may be required by law, provided that the Chairman of the Trustees shall have no individual authority to act for the Trust as an officer of the Trust.
In carrying out the responsibilities and duties of the office, the Chairman of the Trustees may seek assistance and input from other
Trustees or Committees of the Trustees,
officers of the Trust
and the Trust's investment adviser(s) and other service providers, as deemed necessary or appropriate. The Trustees, including a majority of the Independent Trustees if required by the
1940 Act, may appoint one or more persons to perform the duties of the Chairman of the Trustees, in the event of his or her absence at any meeting or in the event of his or her disability.
3.6 President; Vice President. The President shall be the chief executive officer of the Trust. Any Vice President shall have such duties and powers as may be designated from time to time by the Trustees or the President.
3.7 Treasurer; Assistant Treasurer. The
Treasurer shall be the chief financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser, sub-adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President.
Any
Assistant Treasurer shall have such duties and powers as may be designated from time to time by the Trustees or the President.
3.8 Secretary; Assistant Secretary. The
Secretary shall record all proceedings of the Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Secretary from any meeting of the Shareholders or Trustees, an Assistant
Secretary, or if there be none or if he or she is absent, a temporary secretary chosen at such meeting shall record the proceedings thereof in the
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aforesaid books. Any Assistant Secretary
shall have such duties and powers as may be designated from time to time by the Trustees or the President.
3.9 Chief Compliance Officer. The Chief
Compliance Officer shall perform the
duties and have the responsibilities of the chief compliance officer of the Trust, including if required by the 1940 Act any such duties and responsibilities imposed by Rule 38a-1, and shall have such other duties and powers as may be designated from time to time by the Trustees.
3.10 Resignations. Any officer may resign at any time by written instrument signed by him or her and delivered to the Chairman of the Trustees, if any, the President or the Secretary, or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.
ARTICLE 4
Committees
4.1 Quorum; Voting. Except as provided
below or as otherwise specifically provided in the resolutions constituting a Committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business, and any action of such a Committee may be taken at a meeting by a vote of a majority of the members present
(a quorum being present) or evidenced by one or more writings signed by such a majority.
Members of a Committee may participate in a meeting of such Committee by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting.
With respect to a Valuation Committee of the Trustees (or similar committee responsible for valuation oversight and determinations), one or more of the Committee members shall constitute a quorum for the transaction of business.
Except as specifically provided in the
resolutions constituting a Committee of the Trustees and providing for the conduct of its meetings, Section 2.3 of these Bylaws relating to special meetings of the Trustees shall govern the notice requirements for Committee meetings, except that it shall be sufficient notice to a Valuation Committee of the Trustees to send notice by e-mail, telephone, voice message, telegram, telex or telecopy or other electronic means at least fifteen minutes before the meeting.
ARTICLE 5
Reports
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5.1 General. The Trustees and officers shall
render reports at the time and in the
manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.
ARTICLE 6
Fiscal Year
6.1 General. Except as from time to time otherwise determined by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Trustees or the Treasurer, and the subsequent fiscal years shall end on such date in subsequent years.
ARTICLE 7
Seal
7.1 General. The seal of the Trust shall, subject to alteration by the Trustees, consist of a flat-faced die with the word
"Massachusetts" together with the name of the Trust and the year of its organization cut or engraved thereon; provided, however, that unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.
ARTICLE 8
Execution of Papers
8.1 General. Except as the Trustees may
generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, transfers, contracts, bonds, notes, checks, drafts and other obligations made, accepted or endorsed by the Trust shall be executed by the President, any Vice President, the Treasurer or by whomever else shall be designated for that purpose by vote of the Trustees, and need not bear the seal of the Trust.
ARTICLE 9
Uncertificated Shares and Share Certificates
9.1 Uncertificated Shares; Share Certificates.
In lieu of issuing certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.
The Trustees may at any time, but are not required to, authorize the issuance of share certificates. In that event, each Shareholder shall be entitled to a certificate stating the number of
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Shares owned by him or her, in such form as
shall be prescribed from time to time by the Trustees. Any such certificates shall be signed by the President or any Vice President and by the
Treasurer or any Assistant Treasurer. Such signatures may be by facsimile if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the
Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the
Trust with the same effect as if he or she were such officer at the time of its issuance.
9.2 Loss of Certificates. In case of the alleged loss or destruction or the mutilation of a share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the
Trustees shall prescribe.
9.3 Issuance of New Certificates to Pledgee.
A pledgee of Shares transferred as
collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of pledgor shall be stated thereon, who alone shall be liable as a Shareholder and entitled to vote thereon.
9.4 Discontinuance of Issuance of
Certificates. Notwithstanding anything to the contrary in this Article 9, the Trustees may at any time discontinue any issuance of share certificates and may, by written notice to each Shareholder, require the surrender of share certificates to the Trust for cancellation.
Such surrender and cancellation shall not affect the ownership of Shares in the Trust.
ARTICLE 10
Shareholders' Voting Powers and Meetings
10.1. Voting Powers. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Sections 1 and 3 of the
Declaration of
Trust, (ii) with respect to any Manager or sub-adviser as provided in Article IV, Section
8 of the
Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to certain transactions and other matters to the extent and as provided in Article V, Sections 2 and 3 of the
Declaration of Trust, (iv) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4(b) of the Declaration of Trust (for the avoidance of any doubt,
Shareholders shall have no separate right to vote with respect to the termination of the Trust or a series or class of Shares if the Trustees
(including the Continuing Trustees) exercise their right to terminate the Trust or such series or class pursuant to clauses (ii) or (y) of Article IX,
Section 4(b) of the Declaration of Trust), (v) with respect to any amendment of the Declaration of Trust to the extent and as provided in
Article IX, Section 7 of the Declaration of
Trust, (vi) to
the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these
Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any
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successor agency) or any state, or as the
Trustees may consider necessary or
desirable. Each
whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided in the Declaration of Trust, these Bylaws, or required by applicable law. Except as otherwise provided in the Declaration of Trust or in respect of the terms of a class of preferred shares of beneficial interest of the Trust as reflected in these Bylaws or required by applicable law, all
Shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to classes or series of Shares. There shall be no cumulative voting in the election of
Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. The placing of a Shareholder's name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder. A proxy purporting to be executed by or on behalf of a
Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
Until Shares of a particular class or series are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by Shareholders as to such class or series.
10.2 Voting Power and Meetings. Except as provided in the third sentence of this paragraph, regular meetings of the
Shareholders for the election of Trustees (for purposes of this
Section 10.2, an "annual meeting") and the transaction of such other business as may properly come before the meeting shall be held, so long as Shares are listed for trading on the New York
Stock Exchange ("NYSE"), on at least an
annual basis, on such day and at such place as shall be designated by the Trustees. For the avoidance of doubt, for these purposes, "on at least an annual basis" is intended to permit the Trustees to set the Trust's annual meetings at anytime within the period required of closed-end investment companies whose shares are listed for trading on the NYSE in accordance with applicable rules of the NYSE (which, as of the date of these Bylaws, require listed companies to hold an annual shareholders' meeting during each fiscal year). In the event that an annual meeting is not held within the period specified by NYSE rules if so required, whether the omission be by oversight or otherwise, a subsequent special meeting may be called by the Trustees and held in lieu of such annual meeting with the same effect as if held within such period. Special meetings of the Shareholders or any or all classes or series of Shares may also be called by the Trustees from time to time for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws, or for the purpose of taking action upon any other matter deemed by a majority of the Trustees and a majority of the
Continuing Trustees to be necessary or
desirable. A special meeting of Shareholders may be held at any such time, day and place as is designated by the Trustees. Written notice of any meeting of Shareholders, stating the date, time, place and purpose of the meeting, shall be given or caused to be given by a majority of the Trustees and a majority of the Continuing
Trustees at
least seven days before such meeting to
each Shareholder entitled to vote thereat by leaving such notice with the Shareholder at his or her residence or usual place of business, by mailing such
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notice, postage prepaid, to the Shareholder's
address as it appears on the records of the Trust or by providing notice to such Shareholder by electronic transmission or by any other means permitted by applicable law. Such notice may be given by the Secretary or an Assistant
Secretary or by any other officer or agent designated for such purpose by the Trustees.
Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of
Trust or these Bylaws, a written waiver
thereof, executed before or after the meeting by such
Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.
Notice of a meeting need not be given to any Shareholder who attends the meeting without protesting prior thereto or at its commencement the lack of notice to such Shareholder. No ballot shall be required for any election unless required by a Shareholder present or represented at the meeting and entitled to vote in such election.
Notwithstanding anything to the contrary in this Section 10.2, no matter shall be properly before any annual or special meeting of Shareholders and no business shall be transacted thereat unless in accordance with Section 10.6 of these Bylaws.
10.3 Quorum and Required Vote. Except
when a larger quorum is required by any
provision of law or the Declaration of Trust or these Bylaws, thirty-three and one-third percent
(33?%) of the Shares entitled to vote on a particular matter shall constitute a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or the
Declaration of Trust or these Bylaws permits or requires that holders of any class or series of
Shares shall vote as an individual class or series, then thirty-three and one-third percent (33?%)
(unless a larger quorum is required as
specified above) of Shares of that class or series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class or series. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a different vote is required by any provision of law or the Declaration of Trust or these Bylaws, a plurality of the quorum of Shares necessary for the transaction of business at a Shareholders' meeting shall decide any questions and a plurality of
Shares voted shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any class or series of Shares shall vote as an individual class or series, then a plurality of the quorum of Shares of that class or series necessary for the transaction of business by that class or series at a Shareholders' meeting shall decide that matter insofar as that class or series is concerned.
10.4 Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter
(or such larger
proportion thereof as shall be required by any express provision of law or the Declaration of
Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders.
Such consent shall be treated for all
purposes as a
vote taken at a meeting of Shareholders.
10.5 Record Dates. For the purpose of
determining the Shareholders who are
entitled
to vote or act at any meeting or any
adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which
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shall be not more than 90 days before the
date of any meeting of Shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the
Shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only
Shareholders
of record on such record date shall have the right notwithstanding any transfer of Shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.
10.6 Advance Notice of Shareholder
Nominees for Trustees and Other
Shareholder
Proposals.
(a) As used in this Section 10.6, the term
"annual meeting" refers to any annual
meeting of Shareholders as well as any
special meeting held in lieu of an annual meeting as described in the first three sentences of
Section 10.2 of these Bylaws, and the term
"special
meeting" refers to all meetings of
Shareholders other than an annual meeting or a special meeting in lieu of an annual meeting.
(b) The matters to be considered and
brought before any annual or special meeting of
Shareholders shall be limited to only such matters, including the nomination and election of
Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 10.6. Only persons who are nominated in accordance with the procedures set forth in this Section 10.6 shall be eligible for election as Trustees, and no proposal to fix the number of Trustees shall be brought before an annual or special meeting of
Shareholders or otherwise transacted unless in accordance with the procedures set forth in this
Section 10.6, except as may be otherwise provided in these Bylaws with respect to the right of holders of preferred shares of beneficial interest, if any, of the Trust to nominate and elect a specified number of Trustees in certain circumstances.
(c) For any matter to be properly before any annual meeting, the matter must be
(i) specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to Section 10.2 of these Bylaws,
(ii) otherwise brought before the meeting by or at the direction of a majority of the Continuing
Trustees (or any duly authorized committee thereof), or (iii) brought before the meeting in the manner specified in this Section 10.6(c) by a Shareholder of record entitled to vote at the meeting or by a Shareholder (a "Beneficial
Owner") that holds Shares entitled to vote at the meeting through a nominee or "street name" holder of record and that can demonstrate to the
Trust such indirect ownership and such
Beneficial Owner's entitlement to vote such Shares, provided that the Shareholder was the Shareholder of record or the Beneficial
Owner held
such Shares at the time the notice provided for in this Section 10.6(c) is delivered to the Secretary.
In addition to any other requirements under applicable law and the Declaration of Trust and these Bylaws, persons nominated by Shareholders for election as Trustees and any other proposals by Shareholders may be properly brought before an annual meeting only
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pursuant to timely notice (the "Shareholder
Notice") in writing to the Secretary. To be timely, the Shareholder Notice must be delivered to or mailed and received at the principal executive offices of the Trust not less than forty-five (45) nor more than sixty (60) days prior to the first anniversary date of the date on which the Trust first mailed its proxy materials for the prior year's annual meeting; provided, however, with respect to the first annual meeting to be held after the initial offering of the Trust's Common Shares, the Shareholder
Notice
must be so delivered or mailed and so
received on or before January 31, 2020;
provided
further, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such
Shareholder Notice must be given in the
manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or
(ii)
the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.
Any Shareholder desiring to nominate any person or persons (as the case may be) for election as a Trustee or Trustees of the Trust shall deliver, as part of such Shareholder
Notice:
(i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Trust owned of record or beneficially by each such person or persons, as reported to such Shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item
401 of Regulation S-K or paragraph (b) of
Item 22 of Rule 14a-101 (Schedule 14A)
under the
Securities Exchange Act of 1934, as amended
(the "Exchange Act"), adopted by the
Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such Shareholder believes any nominee is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding each nominee that will be sufficient for the Trust to make such determination; and (ii) the written and signed consent of the person or persons to be nominated to be named as nominees and to serve as Trustees if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. Any Shareholder
Notice required by this Section 10.6(c) in respect of a proposal to fix the number of Trustees shall also set forth a description of and the text of the proposal, which description and text shall state a fixed number of Trustees that otherwise complies with applicable law, these Bylaws and the Declaration of Trust.
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Without limiting the foregoing, any
Shareholder who gives a Shareholder Notice of any matter proposed to be brought before a Shareholder meeting (whether or not involving nominees for Trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented;
(ii) a brief written statement of the reasons why such Shareholder favors the proposal; (iii) such Shareholder's name and address as they appear on the Trust's books; (iv) any other information relating to the Shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to
Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; (v) the class or series and number of all Shares of the Trust owned beneficially and of record by such
Shareholder; (vi) any material interest of such Shareholder in the matter proposed
(other than
as a Shareholder); (vii) a representation that the Shareholder intends to appear in person or by proxy at the Shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for Trustees, a description of all arrangements or understandings between the Shareholder and each proposed nominee and any other person or persons
(including their names) pursuant to which the nomination(s) are to be made by the Shareholder; and (ix) in the case of a Beneficial Owner, evidence establishing such
Beneficial Owner's indirect ownership of, and entitlement to vote, Shares at the meeting of Shareholders. As used in this Section 10.6,
Shares "beneficially owned" shall mean all Shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.
(d) For any matter to be properly before any special meeting, the matter must be specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to Section 10.2 of these Bylaws. In the event the Trust calls a special meeting for the purpose of electing one or more Trustees, any
Shareholder may nominate a person or
persons (as the case may be) for election to such position(s) as specified in the Trust's notice of meeting if and only if the Shareholder provides a notice containing the information required in the Shareholder Notice to the Secretary required with respect to annual meetings by
Section 10.6(c) hereof, and such notice is delivered to or mailed and received at the principal executive office of the Trust not later than the close of business on the tenth (10th) day following the day on which the date of the special meeting and of the nominees proposed by the Trustees to be elected at such meeting are publicly announced or disclosed.
(e) For purposes of this Section 10.6, a matter shall be deemed to have been "publicly announced or disclosed" if such matter is disclosed in a press release reported by the Dow
Jones News Service, Associated Press or
comparable national news service, in a
document
publicly filed by the Trust with the Securities and Exchange Commission, or in a Web site accessible to the public maintained by the Trust or by its investment adviser or an affiliate of such investment adviser with respect to the Trust.
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(f) In no event shall an adjournment or
postponement (or a public announcement
thereof) of a meeting of Shareholders
commence a new time period (or extend any time period) for the giving of notice as provided in this Section 10.6.
(g) The person presiding at any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to (i) determine whether a nomination or proposal of other matters to be brought before a meeting and notice thereof have been duly made and given in the manner provided in this Section 10.6 and elsewhere in these Bylaws and the Declaration of Trust and
(ii) if not so made or given, to direct and declare at the meeting that such nomination and/or such other matters shall be disregarded and shall not be considered. Any determination by the person presiding shall be binding on all parties absent manifest error.
(h) Notwithstanding anything to the contrary in this Section 10.6 or otherwise in these Bylaws, unless required by federal law, no matter shall be considered at or brought before any annual or special meeting unless such matter has been approved for these purposes by a majority of the Continuing Trustees and, in particular, no Beneficial Owner shall have any rights as a Shareholder except as may be required by federal law. Furthermore, nothing in this Section 10.6 shall be construed as creating any implication or presumption as to the requirements of federal law.
ARTICLE 11
Amendment to the Bylaws
11.1 General. Except to the extent that the Declaration of Trust or applicable law requires a vote or consent of Shareholders or a higher vote or consent by the Trustees and/or the
Continuing Trustees, these Bylaws may be amended, changed, altered or repealed, in whole or part, only by resolution of a majority of the Trustees and a majority of the Continuing
Trustees
then in office at any meeting of the Trustees, or by one or more writings signed by such Trustees and Continuing Trustees.